UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 11/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2010 (Unaudited)

DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.7%
New York 82.0%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	1,000,000	974,780
Series A, 5.75%, 11/15/2022	1,000,000	1,040,800
Buffalo, NY, Core City General Obligation, Series A, 5.375%, 2/1/2016, INS: FGIC	1,020,000	1,027,517
Buffalo, NY, Other General Obligation, School Improvement, Series D, 5.5%, 12/15/2015, INS: FGIC	1,000,000	1,033,870
Erie County, NY, County General Obligation, Public Improvement, 6.125%, 1/15/2012, INS: FGIC	590,000	621,123
Erie County, NY, Public Improvements, Series A, 5.0%, 12/1/2017, INS: NATL	2,615,000	2,862,248
Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021, INS: AGMC	4,500,000	4,906,800
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	5,027,300
5.5%, 10/1/2037, GTY: Goldman Sachs Group, Inc.	2,500,000	2,589,225
Long Island, NY, Electric System Revenue, Power Authority:
Zero Coupon, 6/1/2012, INS: AGMC	10,000,000	9,857,600
Series D, 5.0%, 9/1/2023, INS: NATL	5,000,000	5,236,850
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, 5.0%, 11/15/2034	2,000,000	2,059,640
Series A, 5.5%, 11/15/2039	5,000,000	5,279,900
Metropolitan Transportation Authority, NY, Revenue, Series A, 5.0%, 11/15/2022, INS: AGMC	1,575,000	1,672,760
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013, INS: NATL	1,050,000	1,155,042
6.0%, 3/1/2014, INS: NATL	1,040,000	1,177,758
6.0%, 3/1/2015, INS: NATL	1,250,000	1,446,300
6.0%, 3/1/2017, INS: NATL	1,410,000	1,674,925
6.0%, 3/1/2018, INS: NATL	1,130,000	1,344,474
Nassau County, NY, Sewer & Storm Water Finance Authority System Revenue, Series B, 5.0%, 10/1/2023, INS: NATL	500,000	517,410
New York, Higher Education Revenue, Dormitory Authority, Series B, 7.5%, 5/15/2011	295,000	304,057
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016, INS: NATL	900,000	1,024,785
6.0%, 7/1/2021, INS: NATL	850,000	1,005,839
New York, Higher Education Revenue, Dormitory Authority, Green Chimneys School, Series A, 5.5%, 7/1/2018, INS: AMBAC	1,250,000	1,260,213
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,554,940
New York, Higher Education Revenue, Dormitory Authority, Pace University:
6.5%, 7/1/2011, INS: NATL	760,000	779,380
6.5%, 7/1/2012, INS: NATL	500,000	531,865
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science & Technology:
5.5%, 1/1/2015	4,500,000	4,831,965
5.5%, 1/1/2017	4,890,000	5,701,349
New York, Hospital & Healthcare Revenue, Dormitory Authority, Mount Sinai School of Medicine, Series B, 5.7%, 7/1/2011, INS: NATL	45,000	45,905
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023, INS: NATL	3,000,000	3,422,340
New York, Housing Finance Agency, State University Construction, Series A, ETM, 8.0%, 5/1/2011	25,000	25,700
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,075,720
New York, Metropolitan Transportation Authority Revenue, Series D, 5.0%, 11/15/2034 (a)	1,000,000	985,560
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016, INS: NATL	1,185,000	1,360,392
Series C, 5.5%, 4/1/2017	4,000,000	4,728,560
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016, INS: AGMC	2,000,000	2,318,260
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026, INS: NATL	5,000,000	5,262,350
Series A, 5.0%, 10/15/2029, INS: AMBAC	5,000,000	5,191,600
New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	2,500,000	2,332,475
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016, INS: AMBAC	1,100,000	1,214,290
5.75%, 7/1/2018, INS: AGMC	2,250,000	2,614,590
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities, Series A, 5.5%, 1/1/2014, INS: AGMC	415,000	440,967
New York, State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018, INS: FGIC	3,120,000	3,417,055
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023, INS: FGIC	2,995,000	3,084,101
New York, State Dormitory Authority Revenue, State University Educational Facilities, 5.875%, 5/15/2017, INS: FGIC	2,325,000	2,693,931
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University, Series C, 5.0%, 7/1/2037	1,225,000	1,271,734
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, 5.25%, 7/1/2033	5,000,000	5,018,600
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2039	3,000,000	3,055,440
Series A, 5.25%, 7/1/2034	5,000,000	5,226,400
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System, Series A, 5.5%, 5/1/2037	1,500,000	1,529,280
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospital Center, Series B, 5.25%, 7/1/2024	915,000	940,574
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	3,002,820
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,541,800
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series C, 5.0%, 7/1/2040	2,750,000	2,889,920
Series A, 5.0%, 7/1/2041	2,000,000	2,106,560
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program, Series C, 5.0%, 10/1/2031, INS: AGC	2,000,000	2,057,420
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Yeshiva University, 5.0%, 9/1/2038	1,500,000	1,528,110
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2034	3,900,000	4,014,777
Series A, 5.0%, 3/15/2038	1,250,000	1,278,437
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: FGIC	2,000,000	2,243,820
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016, INS: NATL	65,000	76,440
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	2,260,000	2,479,875
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,449,640
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing:
Series A, 5.0%, 9/15/2030, INS: FGIC	4,000,000	4,150,480
Series A, 5.0%, 3/15/2039	5,150,000	5,224,675
New York, State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2021, INS: AMBAC	10,000,000	10,800,600
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,296,440
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series B, 5.0%, 3/15/2023	45,000	48,582
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,000,000	5,374,700
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	9,148,261
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-2, 5.25%, 11/15/2034	4,500,000	4,688,415
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,047,220
New York, Water & Sewer Revenue, Environmental Facilities Corp., Riverbank State Park, 6.25%, 4/1/2012, INS: AMBAC	1,960,000	2,018,114
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	90,000	90,437
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027, INS: NATL	10,000,000	10,078,100
New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021, INS: AGMC	5,930,000	6,196,376
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A, 5.0%, 2/15/2030	4,000,000	4,091,600
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025, INS: FGIC	2,100,000	2,172,450
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,001,740
New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Psychotherapy & Counseling Center, 0.28% **, 6/1/2038, LOC: JPMorgan Chase Bank	1,100,000	1,100,000
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	1,530,000	1,607,693
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	2,030,640
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,044,340
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series A, 5.75%, 6/15/2040	4,000,000	4,350,000
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,033,320
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A, 5.0%, 5/1/2038	4,000,000	4,086,680
New York, NY, General Obligation:
Series B, 5.0%, 8/1/2026	3,085,000	3,286,852
Series H, 5.125%, 8/1/2018, INS: NATL	105,000	105,373
Series I-1, 5.375%, 4/1/2036	3,000,000	3,145,530
Series I-1, 5.625%, 4/1/2029	3,000,000	3,274,710
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project, 5.8%, 8/1/2016	745,000	746,632
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	4,217,950
Niagara County, NY, General Obligation, 7.1%, 2/15/2011, INS: NATL	500,000	506,870
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Series D, 5.55%, 11/15/2024, GTY: Covanta ARC LLC	3,760,000	3,774,814
Niagara Falls, NY, Other General Obligation, Water Treatment Plant, AMT, 7.25%, 11/1/2011, INS: NATL	215,000	228,545
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015, INS: FGIC	7,620,000	8,069,351
North Babylon, NY, School District General Obligation, Unified Free School District, 5.25%, 1/15/2016, INS: FGIC	1,605,000	1,614,068
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013, INS: AGMC	500,000	550,595
5.5%, 4/1/2014, INS: AGMC	1,000,000	1,131,410
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	1,685,000	1,502,464
5.7%, 1/1/2028	3,250,000	2,582,710
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	3,996,640

		284,841,535
Puerto Rico 12.6%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	3,000,000	3,091,860
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue:
Series K, 5.0%, 7/1/2017	2,000,000	2,072,880
Series AA, 5.5%, 7/1/2016, INS: FGIC	2,410,000	2,607,451
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.5%, 7/1/2020, INS: NATL	6,750,000	7,197,525
Puerto Rico, Electric Power Authority Revenue:
Series UU, 0.714% *, 7/1/2029, INS: AGMC	10,000,000	7,190,800
6.0%, 7/1/2012, INS: NATL	4,020,000	4,307,028
Puerto Rico, Municipal Finance Agency, Series A, 5.25%, 8/1/2024	2,500,000	2,526,600
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority, Series Z, 6.0%, 7/1/2018, INS: AGMC	2,750,000	3,171,823
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	5,000,000	4,067,350
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	3,090,000	1,965,858
Puerto Rico, State General Obligation, Public Improvements, 5.5%, 7/1/2013, INS: FGIC	5,000,000	5,379,800

		43,578,975
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	500,000	475,800

Total Municipal Bonds and Notes (Cost $311,954,731)		328,896,310
Municipal Inverse Floating Rate Notes (b) 12.5%
New York
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2019, INS: AMBAC (c)	10,000,000	11,179,200
Trust: New York, State Thruway Authority, Highway & Bridge Trust Fund, Series 1071-1, 144A, 9.12%, 4/1/2019, Leverage Factor at purchase date: 2 to 1
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (c)	9,900,000	10,688,040

Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 17.42%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.5%, 6/15/2040 (c)	10,000,000	10,735,500
Trust: New York City, NY, Series 3384, 144A, 19.45%, 6/15/2040, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (c)	10,000,000	10,858,500
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 3283, 144A, 17.405%, 11/1/2023, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $46,630,034)		43,461,240

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $358,584,765) †	107.2	372,357,550
Other Assets and Liabilities, Net	(7.2)	(25,023,399)

Net Assets	100.0	347,334,151

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $358,027,002.  At November 30, 2010, net unrealized appreciation for all securities based on tax cost was $14,330,548.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,615,176 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,284,628.

*
These securities are shown at their current rate as of November 30, 2010.  Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2010.

(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
FGIC: Financial Guaranty Insurance Co.
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At November 30, 2010, open interest rate swaps contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

10/28/2011 10/28/2025	6,700,0001	Fixed — 3.586%	Floating — LIBOR	67,369	—	67,369

Counterparty:
1	JPMorgan Chase Securities, Inc.
LIBOR: London InterBank Offered Rate.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(d)	$—	$372,357,550	$—	$372,357,550
Derivatives(e)	$—	$67,369	$—	$67,369
Total	$—	$372,424,919	$—	$372,424,919

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$67,369

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 21, 2011